PRIOR YEAR RESTATEMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Minority interest	$ 79	$ 77